Document and Entity Information	3 Months Ended
Mar. 31, 2019
Document And Entity Information
Entity Registrant Name	FOCUS UNIVERSAL INC.
Entity Central Index Key	0001590418
Document Type	S-1
Document Period End Date	Mar. 31, 2019
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Small Business	true
Entity Ex Transition Period	false
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2019